Stock-Based Compensation Awards (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Option activity
Option activity for the years ended December 31, 2022 and 2021, are as follows:

($ in thousands)	Options	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Outstanding as of December 31, 2020	141,851	$5.34
Granted	153,504	$0.55
Forfeited	(7,973)	$10.00

Outstanding as of December 31, 2021	287,382	$2.65	$—	8.61

Forfeited prior to merger conversion	(83,928)	$4.63
Additional options issued in merger conversion	41,338	$1.84
Outstanding as of December 31, 2022	244,792	$1.84	$751,851	7.65

Options exercisable as of December 31, 2022	145,365	$2.46	$412,681	7.48

Summary of Stock Based Compensation Expense
The following represents stock-based compensation expense in the company’s unaudited consolidated statements of operations for the three months ended March 31:

($ in thousands)	2023	2022
Research and development	$39	$—
General and administrative	466	4

Total	$505	$4

Summary of RSU Activity
RSU activity for the year ended December 31, 2022, was as follows:

Outstanding as of December 31, 2021	—
Granted	255,000
Forfeited prior to merger conversion	(7,000)
Additional RSUs issued in merger conversion	50,389
Outstanding as of December 31, 2022	298,389

Vested as of December 31, 2022	—

Shares subject to repurchase as of December 31, 2022	298,389

Summary of Employee Service Share Based Compensation Allocation
Stock-based compensation expense for options included in the consolidated statements of operations is as follows:

($ in thousands)	2022	2021
Research and development	$7	$1
General and administrative	141	13

Total	$148	$14

Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Stock Based Compensation Expense
Stock-based compensation expense for RSUs included in the consolidated statements of operations is as follows:

($ in thousands)	2022	2021
Research and development	$89	$—
General and administrative	1,074	—

Total	$1,163	$—